CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2016
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES
15. CONVERTIBLE REDEEMABLE PREFERRED SHARES

Similar to the modifications of CB, the modifications of the 2013 Notes were also part of the ongoing negotiation between the Company and Preferred Shareholders. The 2013 Notes were modified in July 2013 to extend the maturity to August 10, 2013 and further extended as agreed upon until negotiation with the 2013 Notes holder was completed. The Company accounted for the extension of maturity date as a debt modification given the immaterial change in timing of cash flow (without the impact of the conversion option) and in fair value of the embedded conversion option due to the extension of one month. On October 9, 2013, the Company and the 2013 Notes holder agreed to modify the embedded conversion options such that the 2013 Notes were convertible into Class A preferred shares as opposed to common shares of the Company. The conversion option into Class A preferred shares was exercised on the same day; the CB and 2013 Notes together were converted to 10,427,373 shares of Class A preferred shares. The Company accounted for the conversion into Class A as an extinguishment of the 2013 Notes. Since the holder of the 2013 Notes is also the sole investor of Series D Shares and the Series D shares were also concurrently modified as part of the broader equity restructuring, the modification of the 2013 Notes was considered a capital transaction and the Company recorded deemed dividends to the 2013 Notes holders of RMB23,038,805 (US$3,746,653) in connection with the amendment of the conversion clause.

In March and April of 2008, the Company issued convertible promissory notes of US$2,500,000 in aggregate. On May 23, 2008, the Company issued 5,000,000 shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for RMB6.83 (US$1.00) per share for cash of RMB17,086,003 (US$2,500,000) and the conversion of promissory notes previously issued in March and April of 2008. In conjunction with the offering of the Series A Shares, the Company incurred issuance costs of RMB1,078,762 (US$157,843).

The Company subsequently issued convertible promissory notes of US$5,000,000 in September 2008. On July 28, 2009, the Company issued 8,030,303 shares of Series B convertible redeemable preferred shares (the “Series B Shares”) for RMB13.67 (US$2.00) per share for cash of RMB68,251,500 (US$10,000,000), and the conversion of US$5,000,000 promissory notes previously issued in September 2008. In conjunction with the offering of the Series B Shares, the Company incurred issuance costs of RMB1,459,640 (US$213,862).  The Company issued a second tranche of Series B Shares on January 27, 2010 at RMB15.02 (US$2.20) per share for total consideration of RMB25,253,055 (US$3,700,000).

In April 2010, the Company again issued convertible promissory notes of US$5,000,000. On September 2, 2010, the Company issued 15,679,743 shares of Series C convertible redeemable preferred shares (the “Series C Shares”) for RMB21.18 (US$3.11) per share for cash of RMB297,020,653 (US$43,598,722) and the conversion of the promissory notes issued in April 2010 and accrued interest with a carrying value of RMB35,188,971  (US$5,165,278). In connection with the issue of the Series C Shares, a total of 5,452,752 warrants were issued to purchase Series B and C Shares. The Company incurred issuance costs of RMB2,043,780 (US$300,000) in connection with the offering of Series C Shares.

On March 28, 2012, the Company issued 10,000,000 shares of Series D convertible redeemable preferred shares (the “Series D Shares”) for RMB29.88 (US$4.75) per share for cash of RMB298,832,000 (US$47,500,000) and incurred issuance costs of RMB19,216,005  (US$3,054,426). In connection with the Series D Shares issuance, the Company also issued 3,000,000 warrants to purchase its common shares.

On October 9, 2013, the Company issued 10,427,373 shares of Class A Convertible Preferred Shares (the “Class A Shares”) upon the conversion of the 2013 Notes and CB at a per share conversion price of US$3.89. The Class A Shares were subordinate to Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares and Series D Preferred Shares.

On December 2, 2013, the Company issued 18,554,545 shares of Series E convertible redeemable preferred shares (the “Series E Shares”) for RMB33.66 (US$5.50) per share for cash of RMB624,546,000 (US$102,050,000) and incurred issuance costs of RMB1,435,201 (US$234,510).

On April 16, 2014, the Company issued 4,545,455 additional shares of Series E convertible redeemable preferred shares (the “Series E Shares”) for RMB33.95 (US$5.50) per share for cash of RMB154,338,750 (US$25,000,000) and incurred issuance costs of RMB342,570 (US$55,490).

The Series A, B, C, D and E shares and the Class A shares are collectively referred to as the Preferred Shares.

Conversion

Each Preferred Share may be converted at any time into common shares at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

The Preferred Shares shall be automatically converted into common shares immediately prior to the consummation of a public offering of the Company’s shares wherein gross proceeds are at least US$60,000,000, and the market capitalization of the Company is no less than US$600,000,000 immediately following the public offering (the “Qualifying IPO”).

The conversion option can only be settled by issuance of common shares except that fractional shares may be settled in cash.

The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the common shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date.  When the Company issued multiple instruments (e.g., freestanding warrants and Preferred Shares) in a bundled transaction, the Company determined the effective conversion price for the Preferred Shares (e.g., the Series D Shares) by first assessing the classification of the freestanding warrants issued concurrently and computing the fair value of the warrants. Since the warrants are equity classified, such as those issued concurrently with Series D Shares, the Company allocated the amount of proceeds to the D Shares and warrants using the relative fair value method.  The amount allocated to the D Shares was then divided by the number of common shares into which the Series D Shares were convertible on the commitment date to determine the effective conversion price per share for each investor. In all instances, the effective conversion price was greater than the fair value of the common shares. To the extent a conversion price adjustment occurs, as described above, the Company will reevaluate whether or not a beneficial conversion feature should be recognized.

Upon the completion of the IPO on November 18, 2014, each Preferred Share was automatically converted into one Class B common share. As a result, 77,999,069 Class B common shares were issued, and the balance of Preferred Shares was transferred to common shares and additional paid-in capital on the same day.

Dividends

The Preferred Shares participated in dividends on an as-converted basis and were to be paid prior to any payment on common shares. Upon conversion, any declared or accrued but unpaid dividends would be converted into common shares at the same applicable conversion price.

Redemption

At any time on or after June 30, 2016, for Class A, Series A, B, C, D and E Shares, if requested by a specified percentage (namely at least 51%, 51%, 45%, 50%, 50% and 45% for Class A, Series A, B, C, D and E Shares, respectively) of the holders of the respective class or series of Preferred Shares then outstanding (“Redemption Date”), the Company shall have redeemed all of the respective outstanding Preferred Shares in that class or series. Additionally, upon the occurrence of Series C, D and E redemption event, a specified percentage of the holders of Series C, D, and E Shares then outstanding (specifically, at least 50%, 50% and 45% for Series C, D and E Shares, respectively) may also require the Company to have redeemed all of the respective outstanding Preferred Shares. Series C, D and E redemption events include certain events that have a material adverse effect on the Company’s operations, breach of representation or warranty, failure to comply with certain transfer restrictions, breach of certain provisions in the related investors’ rights and share purchase agreements. Series C and D redemption events also included the Company’s failure to complete a Qualified IPO by June 30, 2016.

The redemption price of Series A and B Shares was equal to 200% of the original issuance price plus all declared but unpaid dividends. The redemption price of the Class A, Series C, D and E Shares is equal to the sum of (a)  100% of the issuance price, (b)  15% compounded annual rate of return and (c) all declared but unpaid dividends. The full amount of the redemption price due but not paid shall have accrued interest daily at a rate of 20% per annum from the applicable Redemption Date.

Voting

Each Preferred Share had voting rights equivalent to the number of common shares to which it was convertible at the record date. The holders of Preferred Shares shall vote together with the common shareholders, and not as a separate class or series, on all matters put before the shareholders.

Liquidation

A liquidation event includes, unless waived by the Preferred Shareholders, (i) any liquidation, winding-up, or dissolution of any member of the Company, (ii) any merger or consolidation of the Company or any other transactions as a result of which shareholders of the Company immediately prior to such transaction will cease to own a majority of the equity securities or voting power of the surviving entity immediately following, (iii) sale of all or substantially all of the assets of the Company to or from an unaffiliated third party, (iv) exclusive licensing of all or substantially all of the intellectual property of the Company to an unaffiliated third party, or (v) transfer in which a majority of the outstanding voting power of the Company is transferred.

The holders of Preferred Shares had preference over holders of common shares with respect to payment of dividends and distribution of assets upon voluntary or involuntary liquidation of the Company.  Upon liquidation, Series E Shares shall rank senior to other series of Preferred Shares and common shares, Series D Shares shall rank senior to Series C Shares, Series C Shares shall rank senior to Series B, Series B Shares shall rank senior to Series A Shares, Series A Shares shall rank senior to Class A Shares, and all Preferred Shares rank senior to common shares.

The holders of Class A, Series A and Series B Shares were entitled to receive 100% of the original issue price plus a 6% compounded annual rate of return, and all declared or accrued but unpaid dividends (“Liquidation Preference Amount”) before any distribution or payment to common shareholders.

Series C Shareholders shall receive the sum of (a)  100% of the issuance price, (b) 6% compounded annual rate of return and (c) all declared but unpaid dividends, before any distribution to holders of Series B, Series A, Class A and common shares. In the event that the liquidation event has been initiated by a demand by a holder of Series C Shares, the liquidation amount is then the sum of (a)  100% of the issuance price, (b)  15% compounded annual rate of return and (c) all declared but unpaid dividends prior to any other shareholders.

Series D Shareholders shall receive the sum of (a)  100% of the issuance price, (b) 6% compounded annual rate of return and (c) all declared but unpaid dividends, before any distribution to holders of Series C, Series B, Series A, Class A and common shares. In the event that the liquidation event has been initiated by a demand by a holder of Series D Shares, the liquidation amount is then the sum of (a)  100% of the issuance price, (b) 15% compounded annual rate of return and (c) all declared but unpaid dividends prior to any other shareholders.

Series E Shareholders shall receive the sum of (a)  100% of the issuance price, (b) 6% compounded annual rate of return and (c) all declared but unpaid dividends, before any distribution to holders of other series or class of Preferred Shares and common shares. In the event that the liquidation event has been initiated by a demand by a holder of Series E shares, the liquidation amount is then the sum of (a)  100% of the issuance price, (b)  15% compounded annual rate of return and (c) all declared but unpaid dividends prior to any other shareholders.

Transfer restrictions

The holders of Preferred Shares were prohibited from transferring any equity securities of the Company in a private sale to (i) any specified global competitor of the Company at any time, (ii) any other global competitors not specified within 18 months following the Series D issuance, or (iii) any other global competitor at any time after 18 months following the Series D issuance, unless as a result of such sale and related purchases, the purchaser will acquire at least 51% of the total outstanding share capital of the Company (including without limitation, pursuant to a change of control event). In addition, the shareholders agreement granted the Company and its preferred shareholders certain rights of first refusal with respect to any proposed share transfers by certain shareholders of the Company and the preferred shareholders.

Accounting of Preferred Shares

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares were recorded initially at fair value, net of issuance costs.

Since the Preferred Shares became redeemable at the option of the holder at any time after a specified date, the Company recorded accretion on the Preferred Shares to the redemption value (e.g., 200% of the issuance price of Series A and Series B) using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance agreements. While all Preferred Shares were automatically converted upon a Qualified IPO, the effectiveness of a Qualified IPO was not within the control of the Company and was not deemed probable to occur for accounting purposes until the effective date of the Qualified IPO. As such, the Company continued to recognize accretion of the Preferred Shares during 2014. The accretion of Preferred Shares was RMB250,774,772 (US$39,468,120) for the year ended December 31, 2014.

Modification of Preferred Shares

The Company assesses whether an amendment to the terms of its convertible redeemable preferred shares is an extinguishment or a modification based on a qualitative evaluation of the amendment.  If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the preferred shares.  The Company also assesses if the change in terms results in value transfer between preferred shareholders or between preferred shareholders and common shareholders.

When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable preferred shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the preferred shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between preferred shareholders and common shareholders, the change in fair value resulting from the amendment is treated as a deemed dividend to or from the preferred shareholders.

The Preferred Shares (excluding Series E Shares) were modified in May and October 2013 as a result of the Company’s negotiations with holders of Preferred Shares, CB and 2013 Notes. Prior to the modifications, at any time on or after May 31, 2013, for Series A Shares, or December 31, 2013, for Series B, C and D Shares, if requested by at least 50% of the holders of the respective class of Preferred Shares then outstanding (“Redemption Date”), the Company shall have redeemed all of the respective outstanding Preferred Shares at the redemption price defined in the Article of Association. On May 9, 2013, the holders of Series A Preferred Shares first agreed to extend the redemption commencement date of Series A Preferred Shares from May 31, 2013 to December 31, 2013 in order to facilitate the negotiation with the Series D investors for the 2013 Notes, which was issued in June 2013. Subsequently, on October 9, 2013, the holders of Series A Shares, Series B Shares, Series C Shares and Series D Shares agreed to modify the optional redemption commencement date of the preferred shares from December 31, 2013 to June 30, 2016. The second modification enabled the Company to offer holders for 2011 CB and 2013 Notes (who were also existing preferred shareholders) in the negotiation of modifying the conversion feature to become convertible into Class A shares.

The Company evaluated both modifications in accordance with its accounting policy and concluded that they are modifications, rather than extinguishments, of Preferred Shares, which resulted in transfers of value amongst preferred shareholders. The Company assessed the impact on the fair value of Preferred Shares and common shares, which also supported the assessment that the modification resulted in value transfers amongst preferred shareholders. As such, the Company did not recognize any deemed dividends related to the modifications in 2013.

The Company’s convertible redeemable preferred shares activity for the years ended December 31, 2014 is summarized below:

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Class A Shares
	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB

Balance as of December 31, 2013	5,000,000	68,146,852	12,123,314	327,058,282	17,348,382	575,422,644	10,000,000	377,488,481	18,554,545	630,205,581	10,427,373	295,199,496

Issuance of Series E Shares, net of issuance costs	—	—	—	—	—	—	—	—	4,545,455	153,996,180	—
Accretion on convertible redeemable preferred shares to redemption value	—	69,598	—	3,451,997	—	75,476,317	—	51,479,102	—	97,696,064	—	22,601,694
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering	(5,000,000)	(68,216,450)	(12,123,314)	(330,510,279)	(17,348,382)	(650,898,961)	(10,000,000)	(428,967,583)	(23,100,000)	(881,897,825)	(10,427,373)	(317,801,190)
Balance as of December 31, 2014	—	—	—	—	—	—	—	—	—	—	—	—

Upon the completion of the Company's IPO on November 18, 2014, each then-outstanding Preferred Share was automatically converted into one Class B common share. Therefore, there were no convertible redeemable preferred shares activities for the year ended December 31, 2015 and 2016.